SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENTAL INFORMATION

8.	SEGMENTAL INFORMATION

We own and operate LNG carriers and operate FSRUs and provide these services under time charters under varying periods, and trades in physical and future LNG contracts. Our reportable segments consist of the primary services it provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. There have not been any intersegment sales during the periods presented. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into two segments was based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of December 31, 2013, we operate in the following two segments:

•	Vessel Operations – We own and subsequently charter out LNG carriers on fixed terms to customers.

•
LNG Trading – Provides physical and financial risk management in LNG and gas markets for its customers around the world. Activities include structured services to outside customers, arbitrage service as well as proprietary trading.

The LNG trading operations meets the definition of an operating segment as the business is a financial trading business and its financial results are reported directly to the chief operating decision maker. The LNG trading segment is a distinguishable component of the business from which we earn revenues and incur expenses and whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards different from the vessel operations segment.

(in thousands of $)	2013			2012			2011
	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total
Time charter revenues	90,558	—	90,558	409,593	—	409,593	299,848	—	299,848
Vessel and other management fees	9,270	—	9,270	752	—	752	—	—	—
Vessel and voyage operating expenses	(58,009)	—	(58,009)	(96,525)	—	(96,525)	(68,914)	—	(68,914)
Administrative expenses	(22,816)	(136)	(22,952)	(23,973)	(1,040)	(25,013)	(26,988)	(6,691)	(33,679)
Impairment of long-term assets	(500)	—	(500)	(500)	—	(500)	(500)	—	(500)
Depreciation and amortization	(36,562)	(309)	(36,871)	(85,187)	(337)	(85,524)	(69,814)	(472)	(70,286)
Other operating gains and losses	—	—	—	—	(27)	(27)	—	(5,438)	(5,438)
Gain on disposal of Golar Maria (including amortization of deferred gain)	65,619	—	65,619	—	—	—	—	—	—
Operating income (loss)	47,560	(445)	47,115	204,160	(1,404)	202,756	133,632	(12,601)	121,031
Other non-operating income (loss)	27,605	—	27,605	858,080	(151)	857,929	541	—	541
Net financial income (expenses)	41,768	—	41,768	(42,864)	(4)	(42,868)	(52,593)	(509)	(53,102)
Income taxes	3,404	—	3,404	(2,765)	—	(2,765)	1,705	—	1,705
Equity in net earnings (losses) of affiliates	15,821	—	15,821	(609)	—	(609)	(1,900)	—	(1,900)
Net income (loss)	136,158	(445)	135,713	1,016,002	(1,559)	1,014,443	81,385	(13,110)	68,275
Non-controlling interests	—	—	—	(43,140)	—	(43,140)	(21,625)	—	(21,625)
Net income attributable to Golar LNG Ltd	136,158	(445)	135,713	972,862	(1,559)	971,303	59,760	(13,110)	46,650
Total assets	2,664,953	268	2,665,221	2,413,564	835	2,414,399	2,230,006	2,628	2,232,634
Investment in affiliates	350,918	—	350,918	367,656	—	367,656	22,529	—	22,529
Capital Expenditures	734,155	—	734,155	342,987	—	342,987	289,182	—	289,182

Revenues from external customers

During December 31, 2013, our vessels operated under time charters with four main charterers: Gdf Suez, a major Japanese trading company, Eni S.p.A and the BG Group. Prior to the deconsolidation of Golar Partners in December 2012, during December 31, 2012 and 2011, the vast majority of our vessel operations operated under time charters with seven main charterers: Petrobras, Dubai Supply Authority, Pertamina, Qatar Gas Transport Company, BG Group plc, Shell and PT Nusantara Regas. Gdf Suez is a power, natural gas and energy services company headquartered in France. Eni S.pA is an Italian integrated energy company. Petrobras is a Brazilian energy company.  Dubai Supply Authority is a government entity which is the sole supplier of natural gas to the Emirates. Pertamina is the state-owned oil and gas company of Indonesia. Qatar Gas Transport Company is a Qatari-listed shipping company established by the State of Qatar.  Both BG Group Plc and Shell are headquartered in the United Kingdom. PT Nusantara Regas is a joint venture company of Pertamina and Perusahaan Gas Negara, an Indonesian company engaged in the transport and distribution of natural gas in Indonesia.

In time charters, the charterer, not the Company, controls the choice of which routes our vessel will serve. These routes can be worldwide as determined by the charterers, except for the FSRUs, which operate at specific locations where the charterers are based.  Accordingly, our management, including the chief operating decision maker, do not evaluate our performance either according to customer or geographical region.

In the years ended December 31, 2013, 2012 and 2011, revenues from the following customers accounted for over 10% of our consolidated time charter revenues:

(in thousands of $)	2013		2012		2011
Gdf Suez Gas	10,015	11%	22,326	5%	4,931	2%
Major Japanese trading Company	47,744	53%	38,992	9%	—	—%
Eni Spa	8,912	10%	2,480	1%	—	—%
Petrobras*	—	—%	90,321	22%	93,741	31%
Dubai Supply Authority*	—	—%	45,951	11%	47,054	16%
Pertamina*	—	—%	35,455	9%	37,829	13%
Qatar Gas Transport Company*	—	—%	23,006	6%	35,461	12%
BG Group plc*	13,114	14%	96,179	23%	25,101	8%
PT Nusantara Regas*	—	—%	38,789	9%	—	—

Geographical segment data

The following geographical data presents our revenues with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG vessels operate on a worldwide basis and are not restricted to specific locations.

Revenues (in thousands of $)	2013	2012	2011
Brazil*	—	90,321	93,741
United Arab Emirates*	—	45,951	47,054
Indonesia*	—	38,789	—

* A substantial portion of these revenues for the years ended December 31, 2012 and 2011 pertain to vessels owned by Golar Partners and its subsidiaries which were deconsolidated from December 13, 2012.

We have not presented geographical data of our fixed assets, as we did not own any FSRUs as of December 31, 2013 and 2012.